Document and Entity Information	9 Months Ended
Jan. 31, 2012
Document and Entity Information
Entity Registrant Name	UMAX GROUP CORP
Document Type	10-Q
Document Period End Date	Jan. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001517709
Current Fiscal Year End Date	--04-30
Entity Common Stock, Shares Outstanding	4,580,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3